19 Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 684,046	R$ 337,044
Social security liabilities [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	72,490	76,204
Social security liabilities [member] | Taxes and social contribution [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	42,748	47,022
Social security liabilities [member] | Social security charges on paid vacation and 13th salary [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	29,742	29,182
Labor liabilities [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	611,556	260,840
Labor liabilities [member] | Payroll, net [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals		3,330
Labor liabilities [member] | Vacation and 13th salary [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	100,175	98,648
Labor liabilities [member] | Provisons by performance and profit sharing [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	483,110	156,040
Labor liabilities [member] | Voluntary retirement program [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	28,071	2,820
Labor liabilities [member] | Other liabilities [member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 200	R$ 2